Debt Securities Issued (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Debt Instruments Issued [Line Items]
Interest Accrued		$ 202,976	$ 65,094
DEBT SECURITIES ISSUED		502,975	1,764,178
Total Principal
Disclosure Of Debt Instruments Issued [Line Items]
Debt Securities Gross		$ 299,999	1,699,084
Class 5 - 8 - 9 - Volkswagen Financial Services [member]
Disclosure Of Debt Instruments Issued [Line Items]
Issuance date		Feb. 27, 2019
Nominal Value		$ 1,086,556
Maturity Date		Mar. 30, 2023
Annual Nominal Rate	[1]	UVA + 9.24% (class 5 ) / UVA (class 8 ) / fixed rate (class 9 )
Debt Securities Gross		$ 299,999	$ 1,699,084

[1]	UVA: It is a unit of measure that is updated daily according to CER, based on the consumer price index.